Debt - Schedule of Maturities of Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Long-Term Debt, Rolling Maturity [Abstract]
Remainder 2023	$ 5,095
2024	10,190
2025	85,190
2026	10,190
2027	37,831
2028	1,636,690
2029 and thereafter	805,357
Total	$ 2,590,543	$ 2,590,543	$ 2,658,023